Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
18.	COMMITMENTS AND CONTINGENCIES
Capital Commitments
The Group’s capital commitments primarily relate to commitments in connection with the expansion and improvement of its network infrastructure and its plan to build additional office buildings and cloud computing based data centers. Total capital commitments contracted but not yet reflected in the financial statements amounted to RMB754 million (US$116 million) as of December 31, 2020. Almost all of the commitments relating to the network infrastructure, office building and cloud computing based data centers are to be fulfilled within one year.
Commitments for bandwidth and property management fees
Future minimum payments under
non-cancelable
agreements for bandwidth and property management fees consist of the following as of December 31, 2020:

	RMB	US$
	(In millions)
2021	742	114
2022	323	50
2023	135	21
2024	81	12
2025	45	7
Thereafter	47	7

	1,373	211

Future minimum lease payments for operating lease commitments as of December 31, 2020 are disclosed in Note 15.
Licensed Copyrights and Produced Content Commitments
Future minimum payments under
non-cancelable
agreements for licensed copyrights and produced content consist of the following as of December 31, 2020:

	RMB	US$
	(In millions)
2021	10,480	1,606
2022	6,239	956
2023	3,421	524
2024	1,286	197
2025	345	53
Thereafter	—	—

	21,771	3,336

Investment Commitments
The Group’s investment commitments primarily relate to capital contribution obligations under certain arrangements which do not have contractual maturity date. The total investment commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB1.5 billion (US$223 million).
Guarantees
The Group accounts for guarantees in accordance with ASC Topic 460,
Guarantees
(“ASC 460”)
.
Accordingly, the Company evaluates its guarantees if any to determine whether (a) the guarantee is specifically excluded from the scope of ASC 460, (b) the guarantee is subject to ASC 460 disclosure requirements only, but not subject to the initial recognition and measurement provisions, or (c) the guarantee is required to be recorded in the financial statements at fair value.
The corporate
by-laws
require that the Company indemnify its officers and directors, as well as those who act as directors and officers of other entities at the Company’s request, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with any proceedings arising out of their services to the Company. In addition, the Company entered into separate indemnification agreements with each director and each executive officer of the Company that provide for indemnification of these directors and officers under similar circumstances and under additional circumstances. The indemnification obligations are more fully described in the by-laws
and the indemnification agreements. The Company purchases standard directors and officers insurance to cover claims or a portion of the claims made against its directors and officers. Since a maximum obligation is not explicitly stated in the Company’s by-laws
or in the indemnification agreements and will depend on the facts and circumstances that arise out of any future claims, the overall maximum amount of the obligations cannot be reasonably estimated.
Historically, the Company was not required to make payments related to these obligations, and the fair value for these obligations was nil on the consolidated balance sheets as of December 31, 2019 and 2020.
Litigation
The Group was involved in certain cases pending in various PRC, U.S. and Brazil courts and arbitration as of December 31, 2020. These cases include copyright infringement cases, unfair competition cases, and defamation cases, among others. Adverse results in these lawsuits may include awards of damages and may also result in, or even compel, a change in the Company’s business practices, which could result in a loss of revenue or otherwise harm the business of the Company.
Starting in April 2020, the Group and certain of its officers were named as defendants in putative securities class actions filed in federal court. The case was purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of alleged misstatements and omissions in the Group’s public disclosure documents related to Baidu Feed, which they believe did not comply with “PRC laws and regulations in all material respects”. In addition, the Group received a complaint alleging that between April 8, 2016 and August 13, 2020, the Group made material misrepresentations in disclosures filed with the SEC by misrepresenting the financial and business condition of iQIYI and failing to disclose that iQIYI had inadequate controls. Both of those cases remain in preliminary stage, the likelihood of any unfavorable outcome or the amount or range of any potential loss cannot be reasonably estimated at the issuance date of the consolidated financial statements. As a result, as of December 31, 2020, the Group did not record any liabilities for the loss contingencies pertaining to the cases described above.
For many proceedings, the Company is currently unable to estimate the reasonably possible loss or a range of reasonably possible losses as the proceedings are in the early stages, and/or there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. As a result, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, which includes eventual loss, fine, penalty or business impact, if any, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made. However, the Company believes that such matters, individually and in the aggregate, when finally resolved, are not reasonably likely to have a material adverse effect on the Company’s consolidated results of operations, financial position and cash flows. With respect to the limited number of proceedings for which the Company was able to estimate the reasonably possible losses or the range of reasonably possible losses, such loss estimates were insignificant.